INVESTMENT IN TREASURY METALS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN TREASURY METALS
Investment in Treasury Metals
	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$15,400	$63,812
Acquisition – Initial Recognition on August 7, 2020	-	-
Equity loss	(850)	(167)
Dilution event in Q2, 2021	-	(5,000)
Fair value adjustment of Investment in Treasury Metals Inc.	(8,958)	(24,304)
Distribution to shareholders	-	(18,941)
Balance as at December 31, 2022	$5,592	$15,400